Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities:
Net income	$ 560	$ 18,950
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Income from equity method investments	(3,658)	(2,392)
Depreciation and amortization	9,581	6,510
Amortization of deferred financing costs	1,514	678
Amortization of PPA liability		(194)
Accretion expense related to asset retirement obligation	235	162
Stock-based compensation	479	479
Paid-in-kind interest income	(209)	(101)
Change in fair value of Convertible Note Payable	(151)	2,250
Unrealized loss on derivative financial instruments	1,677	1,553
Gain on extinguishment of contingent liability	(4,362)
Gain on repayment of Note receivable	(1,943)
Gain on acquisition of equity method investment		(19,818)
Changes in operating assets and liabilities, net of effects of businesses acquired:
Accounts receivable	(11,269)	(237)
Proceeds received on previously recorded paid-in-kind interest income	288
Fuel tax credits receivable	(1,049)	(42)
Capital spares	(308)	1,608
Brown gas and parts inventory	(3,520)	(804)
Environmental credits held for sale	(838)	(1,086)
Prepaid expense and other current assets	(996)	1,348
Contract assets	(6,192)	(1,725)
Accounts payable	(6,734)	6,970
Accounts payable, related party	323	1,268
Fuel tax credits payable	690	1,545
Accrued payroll	(2,386)	(549)
Accrued expenses	8,561	3,672
Other current and non-current liabilities	453	8,794
Contract liabilities	(3,035)	58
Net cash (used in) provided by operating activities	(22,289)	28,897
Cash flows from investing activities:
Purchase of property, plant, and equipment	(84,949)	(63,393)
Cash acquired on acquisition of equity method investment		1,955
Cash paid for short term investments	(146,936)
Cash paid for investment in other entity		(1,570)
Purchase of Note receivable		(10,450)
Proceeds received from repayment of Note receivable	10,855
Distributions received from equity method investment	2,100	3,695
Net cash used in investing activities	(218,930)	(69,763)
Cash flows from financing activities:
Proceeds from Sunoma loan	4,593	14,191
Proceeds from OPAL Term Loan	27,500
Proceeds received from Business Combination	138,850
Financing costs paid to other third parties	(8,462)	(75)
Repayment of Senior Secured Credit Facility	(3,674)	(3,835)
Repayment of OPAL Term Loan	(11,277)
Repayment of Municipality loan	(157)
Proceeds from sale of non-redeemable non-controlling interest	23,152	21,579
Proceeds from sale of non-controlling interest, related party		16,645
Proceeds from issuance of redeemable preferred units	100,000
Contributions from members		7,919
Distributions to members		(3,695)
Net cash provided by financing activities	270,525	52,729
Net increase in cash, restricted cash, and cash equivalents	29,306	11,863
Cash, restricted cash, and cash equivalents, beginning of period	42,054	15,388
Cash, restricted cash, and cash equivalents, end of period	71,360	27,251
Supplemental disclosure of cash flow information
Interest paid, net of $— and $531 capitalized, respectively	7,013	2,405
Noncash investing and financing activities:
Issuance of Convertible Note Payable related to business acquisition, excluding paid-in-kind interest		55,410
Fair value of Class A common stock issued for redemption of Convertible Note Payable	30,595
Fair value of Derivative warrant liabilities assumed related to Business Combination	13,524
Fair value of Earnout liabilities related to Business Combination	45,900
Fair value of put option on a forward purchase agreement related to Business Combination	4,600
Fair value of contingent consideration to redeem the non-controlling interest included in other long-term liabilities	183
Paid-in-kind dividend on redeemable preferred non-controlling interests	5,093
Accrual for purchase of Property, plant and equipment included in Accounts payable and Accrued capital expenses	9,284	789
Accrual for deferred financing costs included in Accrued expenses and other current liabilities	$ 282